TAX SITUATION, Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Current tax expense	S/ 1,113,594	S/ 1,037,334	S/ 1,675,617
Deferred [Abstract]
Deferred tax expense	547,393	(1,147,311)	(52,435)
Total	1,660,987	(109,977)	1,623,182
Variation in the income tax expense and the deferred due to increase of the allowance of loan losses		725,000
Increase of the recognition of a lower deduction in relation to intangible assets		68,000
In Peru [Member]
Current [Abstract]
Current tax expense	945,937	926,361	1,469,497
Deferred [Abstract]
Deferred tax expense	548,920	(927,130)	(30,862)
In Other Countries [Member]
Current [Abstract]
Current tax expense	167,657	110,973	206,120
Deferred [Abstract]
Deferred tax expense	S/ (1,527)	S/ (220,181)	S/ (21,573)